UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2002

Check here if Amendment [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
          Richmond, Virginia 23235
13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:


Susan Kidd        Richmond, Virginia         April 15, 2002
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 119

Form 13F Information Table Value Total: $136,770,723 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


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3/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Abbott Labs                      COMMON  002824100    1,193,231        22,685     X    ALL                     22,685
Advanced Energy Industries, Inc. COMMON  007973100    1,904,981        52,975     X    ALL                     52,975
Alcoa, Inc.                      COMMON  013817101      949,161        25,150     X    ALL                     25,150
Allegheny Energy, Inc.           COMMON  017361106      219,568         5,310     X    ALL                      5,310
American Electric Power          COMMON  025537101      241,975         5,250     X    ALL                      5,250
American Express Company         COMMON  025816109      977,265        23,859     X    ALL                     23,859
Amgen, Incorporated              COMMON  031162100    4,749,633        79,585     X    ALL                     79,585
Apache Corporation               COMMON  037411105    3,160,204        55,559     X    ALL                     55,559
Applied Materials, Inc.          COMMON  038222105    1,267,750        23,360     X    ALL                     23,360
AptarGroup Inc.                  COMMON  038336103    1,234,324        35,216     X    ALL                     35,216
Avnet, Incorporated              COMMON  053807103      297,660        11,000     X    ALL                     11,000
BB & T Corporation               COMMON  054937107      848,063        22,253     X    ALL                     22,253
BP P.L.C. Spon ADR               COMMON  055622104      604,808        11,390     X    ALL                     11,390
Bank of America Corporation      COMMON  060505104      750,736        11,037     X    ALL                     11,037
Banc One Corporation             COMMON  06423A103      561,021        13,428     X    ALL                     13,428
Baxter Int'l Inc.                COMMON  071813109      788,640        13,250     X    ALL                     13,250
Bed Bath & Beyond                COMMON  075896100    1,408,388        41,730     X    ALL                     41,730
BellSouth Corp.                  COMMON  079860102      455,000        12,344     X    ALL                     12,344
Berkshire Hathaway Class B       COMMON  084670207      556,715           235     X    ALL                        235
Biomet Incorporated              COMMON  090613100    2,324,685        85,908     X    ALL                     85,908
Bristol-Myers Squibb             COMMON  110122108    1,539,433        38,020     X    ALL                     38,020
C. H. Robinson Worldwide         COMMON  12541W100      661,920        19,700     X    ALL                     19,700
Capital One Financial Corp.      COMMON  14040H105      699,161        10,950     X    ALL                     10,950
The Cheesecake Factory, Inc.     COMMON  16307210       610,695        16,550     X    ALL                     16,550

TOTAL                                                28,005,017

 3/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

ChevronTexaco Corp Com           COMMON  166764100      734,347         8,135     X    ALL                      8,135
Cisco System Inc.                COMMON  17275R102      721,371        42,609     X    ALL                     42,609
Coca Cola Company                COMMON  191216100    1,673,627        32,025     X    ALL                     32,025
Cognex Corporation               COMMON  192422103    1,261,204        43,400     X    ALL                     43,400
Costco Whsl Corporation          COMMON  22160K105      560,467        14,075     X    ALL                     14,075
Delphi Corporation               COMMON  247126105      176,914        11,064     X    ALL                     11,064
DENTSPLY Int'l. Inc.             COMMON  249030107      553,121        14,925     X    ALL                     14,925
Diebold Inc,                     COMMON  253651103      421,659        10,350     X    ALL                     10,350
Dominion Resources, Inc.  VA     COMMON  25746U109      780,878        11,984     X    ALL                     11,984
E. I. duPont deNemours Co., Inc. COMMON  263534109      898,443        19,055     X    ALL                     19,055
Duke Energy Corp                 COMMON  264399106      378,605        10,016     X    ALL                     10,016
Electronic Data Systems Corp.    COMMON  285661104      793,363        13,681     X    ALL                     13,681
Emerson Electric Company         COMMON  29101110     1,490,483        25,971     X    ALL                     25,971
Exxon Mobil Corp.                COMMON  30231G102    4,920,355       112,260     X    ALL                    112,260
Fastenal Co.                     COMMON  311900104    2,144,812        28,476     X    ALL                     28,476
Freddie Mac  (Voting Shares)     COMMON  313400301      806,387        12,725     X    ALL                     12,725
FED EQTY FDS KAUFMANN FD CL K SH COMMON  314172644      278,932        64,270     X    ALL                     64,270
First Virginia Bank              COMMON  337477103      627,043        11,692     X    ALL                     11,692
FleetBoston Financial Corp.      COMMON  339030108      224,000         6,400     X    ALL                      6,400
Forest Labs Inc.                 COMMON  345838106      228,760         2,800     X    ALL                      2,800
Fortune Brands Inc.              COMMON  349631101      271,536         5,500     X    ALL                      5,500
General Electric                 COMMON  369604103    4,691,027       125,261     X    ALL                    125,261
GlaxoSmithKline PLC ADR          COMMON  37733W105      615,136        13,088     X    ALL                     13,088
HCC Insurance                    COMMON  404132102      403,878        14,450     X    ALL                     14,450

TOTAL                                                25,656,348

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 3/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Harley-Davidson Inc              COMMON  412822108      832,463        15,100     X    ALL                     15,100
Harte Hanks, Inc.                COMMON  416196103    1,377,131        43,525     X    ALL                     43,525
Health Management Assoc CL A     COMMON  421933102    2,243,512       108,225     X    ALL                    108,225
Hewlett Packard Co.              COMMON  42823610       276,276        15,400     X    ALL                     15,400
Home Depot Inc.                  COMMON  43707610       605,688        12,460     X    ALL                     12,460
INTEL Corporation                COMMON  458140100    4,421,220       145,387     X    ALL                    145,387
International Business Machines  COMMON  459200101      515,321         4,955     X    ALL                      4,955
Jefferson Pilot Corporation      COMMON  475070108      717,045        14,318     X    ALL                     14,318
Johnson & Johnson, Inc.          COMMON  478160104    2,457,905        37,843     X    ALL                     37,843
Kimberly Clark Corporation       COMMON  494368103    1,874,858        29,000     X    ALL                     29,000
LandAmerica Financial Group      COMMON  514936103      236,350         6,825     X    ALL                      6,825
Eli Lilly & Company              COMMON  532457108    1,439,037        18,885     X    ALL                     18,885
Linear Technology Corporation    COMMON  535678106    1,514,535        34,250     X    ALL                     34,250
Littelfuse, Inc.                 COMMON  537008104      746,819        30,150     X    ALL                     30,150
Lowes Companies Inc.             COMMON  548661107    2,653,240        61,008     X    ALL                     61,008
Lucent Technologies              COMMON  549463107       49,921        10,554     X    ALL                     10,554
Manulife Financial Corporation   COMMON  56501R106      235,933         8,595     X    ALL                      8,595
Markel Corporporation            COMMON  570535104    4,943,461        24,291     X    ALL                     24,291
MeadWestvaco Corporation         COMMON  583334107      328,452         9,908     X    ALL                      9,908
Medtronic Inc.                   COMMON  585055106    3,212,412        71,055     X    ALL                     71,055
Merck & Company,                 COMMON  589331107    1,043,350        18,120     X    ALL                     18,120
Microsoft Corp.                  COMMON  594918104      558,174         9,255     X    ALL                      9,255
Minnesota Mining & Manufacturing COMMON  604059105      874,076         7,600     X    ALL                      7,600
Molex, Incorporated              COMMON  608554101      389,519        11,235     X    ALL                     11,235

TOTAL                                                33,546,698

 3/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Molex, Inc. Class A (Non-Voting) COMMON  608554200      989,076        32,333     X    ALL                     32,333
National Commerce Financial Corp COMMON  63545P104      568,315        20,443     X    ALL                     20,443
Nokia Corp. Sponsored ADR        COMMON  654902204      843,288        40,660     X    ALL                     40,660
Noble Drilling                   COMMON  655042109    1,543,854        37,300     X    ALL                     37,300
Norfolk Southern Corporation     COMMON  655844108      434,607        18,154     X    ALL                     18,154
North Fork Bancorporation, Inc.  COMMON  659424105    1,137,920        32,000     X    ALL                     32,000
Nucor Corporation                COMMON  67034610       218,416         3,400     X    ALL                      3,400
Omnicare, INC.                   COMMON  681904108      561,166        21,675     X    ALL                     21,675
Oracle Systems Corp.             COMMON  68389X105    2,261,490       176,679     X    ALL                    176,679
Outback Steakhouse, Incorporated COMMON  689899102      601,832        16,825     X    ALL                     16,825
Pall Corporation                 COMMON  69642930       267,888        13,074     X    ALL                     13,074
Pepsico Inc.                     COMMON  713448108    2,428,999        47,165     X    ALL                     47,165
Pfizer, Inc.                     COMMON  717081103    2,975,893        74,884     X    ALL                     74,884
Pharmacia Corporation            COMMON  71713U102      895,289        19,860     X    ALL                     19,860
Philip Morris Cos.               COMMON  718154107    5,836,479       110,812     X    ALL                    110,812
Plum Creek Timber Co., Inc.      COMMON  729251108    1,085,425        36,534     X    ALL                     36,534
Post Properties (REIT)           COMMON  737464107      226,800         6,750     X    ALL                      6,750
Procter & Gamble Co.             COMMON  74271810       239,639         2,660     X    ALL                      2,660
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      327,762         6,550     X    ALL                      6,550
Progressive Corp.                COMMON  743315103      349,902         2,100     X    ALL                      2,100
Robert Half International        COMMON  770323103      903,312        30,600     X    ALL                     30,600
Royal Dutch Petroleum Co.        COMMON  780257804      554,064        10,200     X    ALL                     10,200
SPSS, Incorporated               COMMON  78462K102      302,127        17,225     X    ALL                     17,225
Schering Plough Corporation      COMMON  806605101      630,696        20,150     X    ALL                     20,150

TOTAL                                                26,184,239

 3/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Schlumberger LTD.                COMMON  806857108      409,682         6,965     X    ALL                      6,965
ServiceMaster Co., Inc.          COMMON  81760N109      845,199        61,469     X    ALL                     61,469
South Financial Group, Inc.      COMMON  837841105      305,211        14,998     X    ALL                     14,998
The Southern Company             COMMON  842587107      672,848        25,400     X    ALL                     25,400
Suntrust Banks, Inc.             COMMON  86791410     1,335,936        20,020     X    ALL                     20,020
Texas Instruments, Inc.          COMMON  882508104    1,021,136        30,850     X    ALL                     30,850
Tiffany & Co                     COMMON  886547108      819,428        23,050     X    ALL                     23,050
United Dominion Realty Trust     COMMON  910197102      235,414        14,862     X    ALL                     14,862
United Parcel Service Class B    COMMON  911312106    2,656,960        43,700     X    ALL                     43,700
United Technologies              COMMON  913017109      237,440         3,200     X    ALL                      3,200
Veritas Software                 COMMON  923436109    1,455,161        33,200     X    ALL                     33,200
Verizon Communications           COMMON  92343V104      867,188        18,811     X    ALL                     18,811
Vodafone Group PLC               COMMON  92857W100    2,854,263       154,870     X    ALL                    154,870
Wachovia Corp Com                COMMON  929903102    1,025,447        27,655     X    ALL                     27,655
Washington Mutual                COMMON  939322103      629,972        19,015     X    ALL                     19,015
Waters Corporation               COMMON  941848103    1,466,331        52,425     X    ALL                     52,425
Watson Wyatt                     COMMON  942712100      787,680        28,800     X    ALL                     28,800
Wells Fargo & Company            COMMON  949746101      288,546         5,841     X    ALL                      5,841
Wm. Wrigley Jr. Co.              COMMON  982526105      234,564         4,400     X    ALL                      4,400
Wyeth Corporation (Formerly AHP) COMMON  983024100    3,850,375        58,650     X    ALL                     58,650
X-Rite Inc.                      COMMON  983857103      524,800        65,600     X    ALL                     65,600
XEROX Corporation                COMMON  984121103      136,901        12,735     X    ALL                     12,735
Zebra Technologies Corporation   COMMON  989207105      717,939        13,273     X    ALL                     13,273

TOTAL                                                23,378,421

GRAND TOTAL                                         136,770,723

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